Employee Benefit Plans - Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost (Detail)	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected long-term rate of return on plan assets	7.30%	7.50%	7.50%
Pension Benefits [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.21%	3.30%	3.89%
Pension Benefits [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.46%	3.57%	4.07%
Healthcare & Life Ins [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.33%	3.41%	4.00%